Average Annual Total Returns	12 Months Ended	25 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Davenport Core Leaders Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Davenport Core Leaders Fund | LIPPER LARGE CAP CORE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.72%		13.62%	13.81%
Davenport Core Leaders Fund | Davenport Core Leaders Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	10.71%		11.11%	12.14%
Davenport Core Leaders Fund | Davenport Core Leaders Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.57%		9.58%	10.99%
Davenport Core Leaders Fund | Davenport Core Leaders Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.13%		8.53%	9.80%
Davenport Value & Income Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Davenport Value & Income Fund | Bloomberg U.S. 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.53%		12.66%	11.07%
Davenport Value & Income Fund | RUSSELL 1000 VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.53%
Davenport Value & Income Fund | Davenport Value & Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	13.69%		8.19%	8.57%
Davenport Value & Income Fund | Davenport Value & Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.56%		6.77%	7.30%
Davenport Value & Income Fund | Davenport Value & Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.96%		6.22%	6.69%
Davenport Equity Opportunities Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Davenport Equity Opportunities Fund | Bloomberg U.S. Midcap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.94%		8.96%	11.47%
Davenport Equity Opportunities Fund | RUSSELL MIDCAP INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.60%		8.67%	11.01%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	(2.61%)		5.81%	10.33%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.37%)		4.40%	9.07%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.14%)		4.32%	8.25%
Davenport Small Cap Focus Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Davenport Small Cap Focus Fund | Bloomberg U.S. 2000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.06%		6.65%	10.00%
Davenport Small Cap Focus Fund | RUSSELL 2000 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.81%		6.09%	9.62%
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund
Prospectus [Line Items]
Average Annual Return, Percent	(7.26%)		3.55%	10.54%
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(7.43%)		1.90%	9.26%
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(4.30%)		2.43%	8.40%
Davenport Insider Buying Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	23.04%
Davenport Insider Buying Fund | Bloomberg U.S. 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.53%	17.35%
Davenport Insider Buying Fund | RUSSELL 1000 VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	17.47%
Davenport Insider Buying Fund | Davenport Insider Buying Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	4.26%	7.04%
Performance Inception Date	Nov. 30, 2023
Davenport Insider Buying Fund | Davenport Insider Buying Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.98%	6.79%
Davenport Insider Buying Fund | Davenport Insider Buying Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.51%	5.34%
Davenport Balanced Income Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Davenport Balanced Income Fund | Bloomberg U.S. 1000 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	16.53%		12.66%	11.07%
Davenport Balanced Income Fund | RUSSELL 1000 VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.53%
Davenport Balanced Income Fund | BLOOMBERG INTERMEDIATE U.S GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes
Prospectus [Line Items]
Average Annual Return, Percent	6.97%		0.96%	2.29%
Davenport Balanced Income Fund | 60% BLOOMBERG U.S. 1000 VALUE INDEX/40% BLOOMBERG INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.72%		8.07%	7.79%
Davenport Balanced Income Fund | 60% RUSSELL 1000 VALUE INDEX 40% BLOOMBERG INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.34%		7.28%	7.45%
Davenport Balanced Income Fund | Davenport Balanced Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	9.88%		5.38%	5.99%
Davenport Balanced Income Fund | Davenport Balanced Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.03%		4.34%	5.17%
Davenport Balanced Income Fund | Davenport Balanced Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.29%		3.91%	4.57%
Government Street Equity Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Government Street Equity Fund | Government Street Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	19.49%		14.89%	14.60%
Government Street Equity Fund | Government Street Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.54%		13.55%	13.23%
Government Street Equity Fund | Government Street Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.99%		11.62%	11.78%
Government Street Opportunities Fund | RUSSELL 3000 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%		13.15%	14.29%
Government Street Opportunities Fund | S&P MID-CAP 400 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%		9.12%	10.72%
Government Street Opportunities Fund | Government Street Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	14.51%		11.60%	12.98%
Government Street Opportunities Fund | Government Street Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.39%		10.69%	11.96%
Government Street Opportunities Fund | Government Street Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.21%		9.08%	10.54%
Jamestown Equity Fund | S&P 500 INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.82%
Jamestown Equity Fund | Jamestown Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent	19.05%		14.78%	14.16%
Jamestown Equity Fund | Jamestown Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.70%		12.85%	12.35%
Jamestown Equity Fund | Jamestown Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.56%		11.40%	11.23%